Balance Sheet Components - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Accrued payroll and related benefits	$ 1,938	$ 1,652
Accrued accounts payable	1,880	143
Sales tax and medical device excise tax payable	219	499
Accrued legal and accounting	857	901
Accrued interest	0	142
Other	519	296
Total accrued liabilities	$ 5,413	$ 3,633